ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities Details Abstract
Accounts payable	$ 808	$ 2,017	$ 1,142
Payroll related liabilities	216	213	212
Other accrued liabilities	50		14
Total accounts payable and accrued liabilities	$ 1,074	$ 2,230	$ 1,368